NOTE 6 RUBY MINE ACQUISITION (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition, Purchase Price Agreement			$ 2,500,000
Exercise of purchase option, payment		85,000
Business Acquisition, Cost of Acquiring Entity, Payments Made		510,000
Business Acquisition, Cost of Acquiring Entity, Cash Paid 1		360,000
Stock Issued During Period, Shares, Acquisitions (in Shares)		10,000,000
Stock Issued During Period, Value, Acquisitions		150,000
Debt Instrument, Interest Rate During Period		3.00%
Other Notes Payable, Current (in Dollars)	1,774,822	1,889,185
Mine Reclamation and Closing Liability, Noncurrent		171,618
Investment Warrants, Exercise Price (in Dollars per share)		$ 0.05
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Fair Value, Grants in Period	$ 175,047
Ruby Developement Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)	2,000,000
Investment Warrants, Exercise Price (in Dollars per share)	$ 0.09